Accounts receivable, net - Aging (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Aging of accounts receivable based on due date
Accounts receivable, non-current portion	¥ 313,835	$ 49,506
Accounts receivable, current portion	635,582	100,260	¥ 552,562
Not past due
Aging of accounts receivable based on due date
Accounts receivable, non-current portion	313,835	49,506	284,303
Accounts receivable, current portion	118,862	18,750	87,315
Within one year past due
Aging of accounts receivable based on due date
Accounts receivable, current portion	46,587	7,349	35,002
Between one to two years past due
Aging of accounts receivable based on due date
Accounts receivable, current portion	21,587	3,405	19,833
Over two years past due
Aging of accounts receivable based on due date
Accounts receivable, current portion	¥ 134,711	$ 21,250	¥ 126,109